[BB&K Letterhead]

January 30, 2003

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re: Bailard, Biehl & Kaiser Opportunity Fund Group, Inc. (the "Company")
SEC File Nos. 2-63270 and 811-6146
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned hereby certifies on behalf of the Company that the forms of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 39 to the Company's Registration Statement on Form N-1A ("PEA 39") that would have been filed by the Company pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in PEA 39. I hereby further certify that PEA 39 was filed electronically with the Commission on January 28, 2003 pursuant to Rule 485(b) under the Securities Act (Accession No. 0001003715-03-000034).

There are no fees required in connection with this filing. Please contact me at (619) 571-5800 if you have any questions or comments concerning this filing.

Very truly yours,

/s/Janis M. Horne
Secretary

Enclosures

  Andre W. Brewster, Esq.